Collaboration and License Agreements	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaboration and License Agreements
7.     Collaboration and License Agreements
National Cancer Institute
In May 2015, Etubics Corporation, or Etubics, entered into a Cooperative Research and Development Agreement, or CRADA, with the U.S. Department of Health and Human Services, as represented by the National Cancer Institute of the National Institutes of Health, or NCI, to collaborate on the preclinical and clinical development of an adenovirus technology expressing tumor-associated antigens for cancer immunotherapy. In January 2016, we acquired all of the outstanding equity interests in Etubics and Etubics became a wholly-owned subsidiary.
Effective January 2018, we assumed the CRADA and it was amended to cover a collaboration for the preclinical and clinical development of our proprietary yeast-based tarmogens expressing tumor-associated antigens and proprietary adenovirus technology expressing tumor-associated antigens for cancer immunotherapy. Pursuant to the CRADA, NCI provides scientific staff and other support necessary to conduct research and related activities as described in the CRADA.
During the term of the CRADA, we are required to make annual payments of $0.6 million to the NCI for support of research activities. We made payments of $0.6 million and $0.6 million for the years ended December 31, 2020 and 2019, respectively.
In February 2018, we entered into an amendment to a CRADA with NCI that was originally executed between NCI and Amgen, Inc., or Amgen, in May 2012 and subsequently assigned by Amgen to the company effective as of December 17, 2015. The research goal of this CRADA, as amended, is for the non-clinical
and clinical development of ganitumab, our licensed monoclonal antibody targeting insulin-like growth factor one receptor, to evaluate its safety and efficacy in patients with hematological malignancies and solid tumors. The CRADA has a five
-year
term commencing
February 20, 2018
and expiring on
February 20, 2023
.
During the term of the agreement, we are required to make minimum annual payments of $0.2 million to NCI for support of research activities and additional payments for the clinical trials based on the scope and phase of the clinical trials. The unpaid research and development expense was estimated at $0.6 million and $0.3 million as of December 31, 2020 and 2019, respectively.
Each CRADA may be terminated at any time upon the mutual written consent of the company and NCI. Either party may unilaterally terminate either of the CRADAs at any time by providing written notice to the other party at least 60 days before the desired termination date.
Pursuant to the terms of the CRADAs, we have an option to elect to negotiate an exclusive or non-exclusive
commercialization license to any inventions discovered in the performance of either of the CRADAs, whether solely by an NCI employee or jointly with a Company employee for which a patent application has been filed. The parties jointly own any inventions and materials that are jointly produced by employees of both parties in the course of performing activities under the CRADAs.
Royalties and
In-licensing
Agreements
Viracta License Agreement
In May 2017, we entered into an agreement with Viracta under which we were granted exclusive worldwide rights to Viracta’s phase II drug candidate,
VRx-3996,
for use in combination with our platform of NK cell therapies. In consideration for the license, we are obligated to pay to
Viracta (i) mid-single
digit percentage royalties of net sales of licensed products for therapeutic use; and (ii) milestone payments ranging from $10.0 million to $25.0 million for various regulatory approvals and cumulative net sales levels. We may terminate the agreement, at our sole discretion, in whole or on a product by product and/or country by country basis, at any time upon 90 days’ prior written notice. In addition, either party may terminate the agreement in the event of a material breach or for bankruptcy of the other party. To date, we have not had incurred any royalty or milestone payment obligations under this agreement, including during the years ended December 31, 2020 and 2019.
Fox Chase Cancer Center License Agreement
In 2004 and amended in 2008, we entered into an exclusive license agreement with Fox Chase Cancer Center, or Fox Chase, for the exclusive, worldwide right to certain patents and know-how
pertaining to CD16 receptor-bearing
NK-92 cell
lines. In consideration for this exclusive license, we agreed to pay Fox Chase (i) low single-digit percentage royalties on net sales of licensed products for therapeutic and diagnostic use; and
(ii) mid-twenties
percentage royalties on any compensation we receive from sublicensees. To date, we have not incurred any royalty obligations under this agreement, including during the years ended December 31, 2020 and 2019.
Rush University Medical Center License Agreement
In 2004, we entered into a
12-year
licensing agreement with Rush University Medical Center for the exclusive rights to license and grant sublicenses of certain intellectual property related to the clinical use of
NK-92.
We are required to pay low to
mid-single
digit percentage royalties on net sales depending upon the various fields of studies and other factors. We were required to pay a minimum annual royalty of $25,000. The Rush University Medical Center License Agreement also provides for payments in the aggregate amount of $2.5 million upon we achieving various milestones, including upon (i) the completion of phase II clinical trial associated with the licensed intellectual property; (ii) the approval by the FDA of a new drug application for a licensed product; and (iii) the first year that sales of the licensed product equal or exceeds $0.3 million. The license had a term of 12 years from 2006, the year in which royalty payments were first made, and included customary termination rights for both parties. Beginning in 2018, this license converted to a perpetual, irrevocable, fully-paid, royalty-free, exclusive license. No milestones were met during the years ended December 31, 2020 and 2019.
GlobeImmune Exclusive License Agreement
In January 2020, we entered into an exclusive licensing agreement with GlobeImmune, a consolidated entity, pursuant to which we obtained worldwide, exclusive licenses under certain patents, know-how,
and other intellectual property to use, research, develop and commercialize products with GlobeImmune’s
COVID-19
vaccine program, other tarmogen-based programs, and neoepitopes programs in exchange for a license fee for the first two years of the agreement totaling $1.2 million, up to $345.0 million in milestone payments related to the successful completion of clinical and regulatory milestones and up to $240.0 million in total milestone payments based on licensed product net sales milestones, and a royalty on net sales of licensed products, on a product-by-product
basis ranging in percentage from the
mid-single
digits to the
mid-teens.
We may terminate this agreement, in whole or on a
licensed-product-by-licensed-product
and/or
country-by-country
basis, at any time upon 60 days’ written notice to GlobeImmune. In addition, either party may terminate the agreement in the event of a material breach by, or bankruptcy of, the other party.
Cancer Therapeutics Laboratories, Inc.
Exclusive License Agreement
In April 2016, we entered into an exclusive license agreement with Cancer Therapeutics Laboratories, Inc., or CTL, pursuant to which we obtained a worldwide, exclusive license under CTL’s applicable intellectual property to use, research and develop certain of CTL’s antibody materials, including cell lines, antibody sequences, cDNA and bacterial and/or cell clones relating to certain specified CTL antibodies, and to commercialize the resulting licensed products for all applications, in exchange for consideration that includes a $5.0 million upfront cash payment, up to $10.0 million in total milestone payments based on the successful completion of clinical and regulatory milestones (15% of which is payable in cash and the remaining 85% is payable in shares of our common stock) and a low single-digit percentage royalty on net sales of the resulting licensed products. We may terminate this agreement, in whole or on a licensed-product-by-licensed-product
and/or
country-by-country
basis, at any time upon 60 days’ written notice to CTL. In addition, either party may terminate the agreement in the event of a material bankruptcy of the other party. No payments related to this agreement became due during the years ended December 31, 2020 and 2019.
CytRx Corporation
Exclusive License Agreement
In July 2017, we entered into an exclusive license agreement with CytRx Corporation, or CytRx, pursuant to which we obtained a royalty-bearing, exclusive, worldwide license, with the right to sublicense, CytRx’s applicable intellectual property to research, develop and commercialize aldoxorubicin for all indications. Under the terms of the license agreement, CytRx is entitled to receive up to $346.0 million in milestone payments related to regulatory approvals and commercial milestones for aldoxorubicin. In addition, CytRx will receive increasing low double-digit percentage royalties on net sales of aldoxorubicin for the treatment of soft tissue sarcomas and mid-to-high
single-digit percentage royalties on net sales of aldoxorubicin for all other indications. We may terminate the agreement in its entirety at any time upon 12 months’ written notice to CytRx. In addition, either party may terminate the agreement in the event of a material breach by or bankruptcy of the other party. No payments related to this agreement became due during the years ended December 31, 2020 and 2019.
iosBio Ltd. Exclusive License Agreement
In August 2020, we executed an exclusive license agreement with iosBio Ltd., formerly Stabilitech Biopharma Ltd. (“iosBio”), pursuant to which we and our affiliates will receive an exclusive, worldwide license to certain of iosBio’s intellectual property rights relating to the
SARS-CoV-2
and successor vaccine candidates. In return, we are required to pay mid-to-high single-digit royalties on net sales of the resulting licensed products. Concurrently we entered into a non-exclusive
license agreement with iosBio, which grants to iosBio and its affiliates a non-exclusive,
worldwide license under the intellectual property and technology relating to our adenovirus constructs for the prevention and treatment of shingles and other infectious disease targets to be mutually agreed by the parties in good faith. As of December 31, 2020, we accrued $0.5 million payable to iosBio for reimbursable costs related to the clinical trial activities initiated by iosBio, which was included in the a ccrued expenses and other liabilities
on the combined consolidated balance sheets.

Out-Licensing
Agreement
Precigen (formerly known as Intrexon) License Agreement
In February 2010, we entered into a
17-year
license agreement with Precigen Corporation, Inc., or Precigen, pursuant to which we granted to Precigen a non-exclusive,
worldwide, sublicensable license to research and sell products under certain patents relating to modified
NK-92 cells
that express Precigen’s proprietary gene sequences for use as a therapeutic and prophylactic agent in humans in specified therapeutic areas. In consideration for the license agreement, Precigen paid us a one-time
fee of $0.4 million. Prior to our adoption of ASC 606 at the beginning of 2018, this upfront payment had initially been recorded as deferred revenue and was being recognized into revenue on a straight-line basis. Upon our adoption of ASC 606, we adjusted our accumulated deficit in an amount equal to the then remaining deferred revenue after concluding that under ASC 606 the upfront payment would have been recognized when the license was transferred in 2010. Precigen will pay the following milestone payments: $0.1 million upon the first IND filing; $0.1 million upon the commencement of the first phase II clinical trial; $0.4 million upon the commencement of the first phase III clinical trial; and $0.5 million upon the first commercial sale relating to the licensed products. Precigen is obligated to pay us a low single digit percentage royalty based on net sales of the licensed products by Precigen and a mid-teen
percentage royalty based on revenues received by Precigen in connection with sublicenses of the licensed products. No milestone payments were due or received in the years ended December 31, 2020 and 2019, and, therefore, we did not record any milestone revenue for any of those years on the combined consolidated statements of operations.